Provisions - Movement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movements in provisions
Opening balance	£ 12,644	£ 4,802
Reassessment of provisions	(3)	1,680
Additional provisions recognized	298	6,162
Closing balance	12,939	12,644
Non-current provisions	93	11,586
Current provisions	12,846	1,058
Other provision
Movements in provisions
Opening balance	1,143	722
Reassessment of provisions	(267)	421
Closing balance	876	1,143
Non-current provisions	93
Current provisions	£ 783
Other provision | Minimum
Movements in provisions
Remaining term on leased properties	9 months
Other provision | Maximum
Movements in provisions
Remaining term on leased properties	10 years
Tax
Movements in provisions
Opening balance	£ 11,501	4,080
Reassessment of provisions	264	1,259
Additional provisions recognized	298	6,162
Closing balance	12,063	£ 11,501
Current provisions	£ 12,063